Financial instruments - Additional Information (Details) $ / shares in Units, £ in Thousands	Dec. 23, 2024 USD ($) shares	Dec. 16, 2021 USD ($) shares	Dec. 15, 2021 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 GBP (£)	Jan. 24, 2025 $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 GBP (£)	Dec. 15, 2024
Disclosure of financial liabilities [line items]
Share Price | $ / shares						$ 5.6
Convertible senior secured notes
Disclosure of financial liabilities [line items]
Convertible Senior Secured Notes Principal Amount	$ 1,000
Principal amount outstanding				$ 138,006,551			$ 130,194,859
Aggregate purchase price			$ 192,000,000
Convertible senior secured notes | Interest paid in-kind and semi-annually in arrears
Disclosure of financial liabilities [line items]
Interest rate									12.00%
Convertible senior secured notes | Interest paid in cash
Disclosure of financial liabilities [line items]
Interest rate									10.00%
Convertible senior secured notes | First half of principal amount
Disclosure of financial liabilities [line items]
Principal amount converted	$ 130,194,859
Convertible senior secured notes | Remaining half of principal amount
Disclosure of financial liabilities [line items]
Conversion rate | shares	285.714
Financial liabilities at fair value through profit and loss category
Disclosure of financial liabilities [line items]
Carrying Value | £					£ 240,480			£ 524,676
Financial liabilities at fair value through profit and loss category | Convertible senior secured notes
Disclosure of financial liabilities [line items]
Carrying Value | £					239,776			524,242
Convertible senior secured notes
Disclosure of financial liabilities [line items]
Borrowings, term		5 years
Conversion rate | shares		90.9091
Convertible Senior Secured Notes Principal Amount		$ 1,000
Carrying Value | £					£ 239,776			£ 524,242
Convertible senior secured notes | Interest paid in-kind and semi-annually in arrears
Disclosure of financial liabilities [line items]
Interest rate		9.00%
Convertible senior secured notes | Interest paid in cash
Disclosure of financial liabilities [line items]
Interest rate		7.00%
Convertible senior secured notes | First half of principal amount
Disclosure of financial liabilities [line items]
Conversion ratio in shares per 1000 dollar | shares	363.636